CALVERT MANAGEMENT SERIES

1825 Connecticut Ave. NW, Suite 400

Washington, DC 20009

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Management Series (the “Registrant”) (1933 Act File No. 2-69565) certifies (a) that the forms of prospectus and statement of additional information dated December 21, 2022 for Calvert Emerging Markets Focused Growth Fund do not differ from those contained in Post-Effective Amendment No. 121 (“Amendment No. 121”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 121 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-22-001529) on December 21, 2022.

CALVERT MANAGEMENT SERIES

By:	/s/ A. John Murphy
A. John Murphy
Assistant Secretary

Date: December 22, 2022